Going Concern Considerations (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (14,681,695)		$ (13,878,553)	$ (11,115,178)
Negative working capital	(33,271)		144,058
Net loss	$ (803,142)	$ (284,860)	$ (2,763,375)	$ (1,379,756)